Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 29, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets
Cash, cash equivalents and restricted cash	$ 711,853	$ 741,122		$ 774,154														$ 506,468
Other accounts receivable, net	78,849			89,244
Total assets	4,467,653			5,145,972
Liabilities
Financial debt	273,035	304,937		653,065
Lease liabilities	2,708,723	2,412,137		2,891,442
Suppliers	194,856			233,861
Other liabilities	249,852	201,565		288,708
Total liabilities	4,232,916			4,903,378
Exchange rate			17.1883		16.89	524.7900	7.8301	3,822.05	19.36	594.9700	7.8515	4,810.20	20.5835	645.900	7.7285	3,981.16
Hedging relationship for foreign exchange rate with non-derivative financial instruments, which represent a portion of the financial assets denominated in USD				410,000													$ 350,000
Impact of hedges	(21,378)	(21,378)
Financial instruments designated as hedging instruments, at fair value																	410,000
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied				410,000													$ 350,000
Reclassification amount	109,000	109,000
Fuel Expense [Member]
Liabilities
Impact of hedges		$ 8,945
Foreign currency forward contract | Denominated in Mexican pesos
Assets
Cash, cash equivalents and restricted cash	39,962			100,488
Other accounts receivable, net	66,254			54,594
Guarantee deposits	23,981			29,951
Derivative financial instruments	1,585			1,683
Total assets	131,782			186,716
Liabilities
Financial debt	133,837			186,251
Lease liabilities	17,003			19,655
Suppliers	124,374			142,453
Other liabilities				57,283
Other taxes and fees payable	81,378
Total liabilities	356,592			405,642
Net foreign currency position	(224,810)			(218,926)
Foreign currency forward contract | Others
Assets
Cash, cash equivalents and restricted cash	6,129			13,287
Other accounts receivable, net	12,595			34,650
Guarantee deposits	252			514
Total assets	18,976			48,451
Liabilities
Lease liabilities	103			73
Suppliers	1,496			2,254
Other liabilities				2,958
Other taxes and fees payable	1,277
Total liabilities	2,876			5,285
Net foreign currency position	$ 16,100			$ 43,166